                                                FRANK RUSSELL INVESTMENT COMPANY



                         TAX-MANAGED GLOBAL EQUITY FUND


2002 Annual Report


CLASS C AND S SHARES


TAX-MANAGED GLOBAL EQUITY FUND


OCTOBER 31, 2002


                                                                  [LOGO] Russell

                            Frank Russell Investment
                            Company

                            Frank Russell Investment Company
                            is a "series mutual fund" with 31
                            different investment portfolios.
                            These financial statements report
                            on one Fund, which has distinct
                            investment objectives and
                            strategies.


                            Frank Russell Investment
                            Management Company

                            Responsible for overall management and
                            administration of the Funds.


                            Frank Russell Company

                            Consultant to Frank Russell
                            Investment Management Company.

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund


                                 Annual Report


                                October 31, 2002



                               Table of Contents

                                                                                    Page
          Letter to Our Clients ...............................................      3
          Portfolio Management Discussion .....................................      4
          Statement of Net Assets .............................................      6
          Statement of Assets and Liabilities .................................      7
          Statement of Operations .............................................      8
          Statement of Changes in Net Assets ..................................      9
          Financial Highlights - Class C ......................................     10
          Financial Highlights - Class S ......................................     11
          Notes to Financial Statements .......................................     12
          Report of Independent Accountants ...................................     17
          Tax Information .....................................................     18
          Disclosure of Information about Fund Directors ......................     19
          Matter Submitted to a Vote of Shareholders ..........................     22
          Manager, Money Managers and Service Providers .......................     24


Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright(C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients



As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

/s/ LEN BRENNAN
Len Brennan
President and Chief Executive Officer

Tax-Managed Global Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: Seeks to achieve high long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year markets.

Strategy: The Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the Tax-Managed Global Equity Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities.

                                    [GRAPH]

Tax-Managed Global Equity Fund - Class S
------------------------------------------------------
  Periods Ended     Growth of         Total
    10/31/02        $ 10,000          Return
----------------- ------------ -----------------------
1 Year             $  8,590          (14.10)%
Inception          $  6,367          (15.14)%


Tax-Managed Global Equity Fund - Class C
------------------------------------------------------
  Periods Ended     Growth of         Total
    10/31/02        $ 10,000          Return
----------------- ------------ -----------------------
1 Year             $  8,506          (14.94)%
Inception          $  6,210          (15.90)%


Tax-Managed Global Equity Composite Benchmark++
------------------------------------------------------
  Periods Ended     Growth of         Total
    10/31/02        $10,000           Return
----------------- ------------ -----------------------
1 Year             $ 8,762           (12.38)%
Inception          $ 6,558           (14.22)%


Standard & Poors 500(R) Composite Stock Price Index++
------------------------------------------------------
  Periods Ended     Growth of           Total
    10/31/02        $ 10,000            Return
----------------- ------------ -----------------------
1 Year             $  8,489            (15.11)%
Inception          $  6,255            (14.07)%(S)


Salomon Smith Barney Broad Market Index (BMI)
World ex-US+++
------------------------------------------------------
 Periods Ended      Growth of           Total
   10/31/02         $ 10,000            Return
----------------- ------------ -----------------------
1 Year             $  8,877            (11.23)%
Inception          $  5,976            (15.14)%(S)

Performance Review

For the year ended October 31, 2002, the Tax-Managed Global Equity Fund Class S and Class C shares lost 14.10% and 14.94%, respectively. This compared to a loss of 15.11% for the S&P 500(R) Index, and a loss of 11.23% for the Salomon Smith Barney BMI World ex-US Index.

The Fund's performance was driven by large exposures to the battered US equity market. International and emerging markets stocks performed better than US investments, and exposure to these asset classes mitigated losses sustained in the US market.

4 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first calendar quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

Most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small cap company accounts in order to gain confidence in these investments. This increased scrutiny and analysis benefited small cap managers' results. Where large cap sell-offs rippled into smaller stocks, some managers perceived this as a buying opportunity.

The market environment for active small cap management was moderately favorable during the period due to several factors. Small cap active managers' collective tendency to have a larger cap profile than the benchmark helped returns during the fiscal year, as larger stocks outperformed smaller issues. Active small cap value and small cap core managers tend to tilt toward lower valuation stocks versus their benchmarks, which helped as value stocks outperformed growth stocks by almost 20 percentage points. Lastly, active managers generally retain an allocation to cash, which has clearly aided in a depressed equity market.

Similar to the US market, late 2001 saw a small rally in world equity markets, prompting some to suggest that the 19-month bear market might finally be over. This optimism stemmed from the belief that a favorable outcome of the war in Afghanistan appeared to be more imminent than expected, the dollar was stronger against most major currencies, positive signs from the economic data, some good news from the corporate sector, and further cuts to benchmark interest rates by the European Central Bank and the Bank of England.

The fiscal year began with expectations that recent policy moves by world central banks would help trigger an economic recovery in 2002. However, based on the S&P/IFC Investable Composite Index, emerging markets fell during the second quarter by 8.0% responding to the sharp decline in developed markets over concerns regarding US economic growth, corporate earnings, and questionable accounting practices. For US dollar-based investors, currency losses compounded the effect of modest declines in the stock market.

                               __________________

* The Fund commenced operations on January 31, 2000. Index comparisons began on January 31, 2000.

+ The Tax-Managed Global Equity Composite Benchmark is comprised of the following indices: 50% S&P 500(R) Index, 20% Salomon Smith Barney
       BMI Ex-US, 15% Russell Small Cap Completeness(TM) Index, 10% Russell 1000(R) Index, and 5% S&P/IFC Investable Composite Index.

++ The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

+++ Salomon Smith Barney BMI Index World Ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

       The Russell Small Cap Completeness(TM) Index measures the performance of the companies in the Russell 3000(R) Index excluding the companies in the Standard & Poor's 500(R) Index.

       Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

       Standard & Poor's/International Finance Corporation (S&P/IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                Tax-Managed Global Equity Fund 5

Tax-Managed Global Equity Fund

Statement of Net Assets--October 31, 2002

                                                       Market
                                          Number       Value
                                            of         (000)
                                          Shares         $
--------------------------------------------------------------------------------
Investments
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 75.9%
Quantitative Equity Fund                  150,319         4,060
Tax-Managed Large Cap Fund              1,575,293        20,274
Tax-Managed Mid & Small Cap Fund          835,328         6,106
                                                     ----------
                                                         30,440
                                                     ----------

International Equities - 25.7%
Emerging Markets Fund                     276,849         2,060
International Securities Fund             206,387         8,251
                                                     ----------
                                                         10,311
                                                     ----------

Total Investments - 101.6%
(identified cost $50,717)                                40,751

Other Assets and Liabilities,
Net - (1.6%)                                               (653)
                                                     ----------

Net Assets - 100.0%                                      40,098
                                                     ==========

See accompanying notes which are an integral part of the financial statements.

6 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

Assets
Investments at market (identified cost $50,717) ..................   $   40,751
Fund shares sold receivable ......................................        1,225
                                                                     ----------
Total assets .....................................................       41,976




Liabilities
Payables:
   Investments purchased .......................        $    1,097
   Fund shares redeemed ........................               773
   Accrued fees to affiliates ..................                 8
                                                        ----------

Total liabilities ................................................        1,878
                                                                     ----------
Net Assets .......................................................   $   40,098
                                                                     ==========
Net Assets Consist of:
Accumulated net realized gain (loss) .............................      (11,039)
Unrealized appreciation (depreciation) on investments ............       (9,966)
Shares of beneficial interest ....................................           64
Additional paid-in capital .......................................       61,039
                                                                     ----------
Net Assets .......................................................   $   40,098
                                                                     ==========

Net Asset Value, offering and redemption price per share:
   Class C ($10,130,070 divided by 1,647,757 shares of $.01
    par value shares of beneficial interest outstanding) .........   $     6.15
                                                                     ==========

   Class S ($29,967,560 divided by 4,777,739 shares of $.01
    par value shares of beneficial interest outstanding) .........   $     6.27
                                                                     ==========


  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 7

Tax-Managed Global Equity Fund

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

Investment Income
  Income distributions from Underlying Funds ..................................   $     192

Expenses
  Advisory fees ................................................     $     101
  Distribution fees - Class C ..................................            69
  Shareholder servicing fees - Class C .........................            23
                                                                     ---------
  Expenses before reductions ...................................           193
  Expense reductions ...........................................          (101)
                                                                     ---------

      Expenses, net ..........................................................           92
                                                                                  ---------

Net investment income (loss) .................................................          100
                                                                                  ---------

Net Realized and Unrealized Gain (Loss) ......................................       (8,495)
Net realized gain (loss) on investments
Net change in unrealized appreciation (depreciation) on investments ..........          906
                                                                                  ---------

Net realized and unrealized gain (loss) ......................................       (7,589)
                                                                                  ---------

Net increase (decrease) in net assets from operations ........................    $  (7,489)
                                                                                  =========


See accompanying notes which are an integral part of the financial statements.

8 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                                       2002        2001
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss) ................................................     $    100    $     41
   Net realized gain (loss) ....................................................       (8,495)     (1,876)
   Net change in unrealized appreciation (depreciation) ........................          906     (10,119)
                                                                                     --------    --------

     Net increase (decrease) in net assets from operations .....................       (7,489)    (11,954)
                                                                                     --------    --------

Distributions
   From net investment income
     Class S ...................................................................         (157)        (82)
   From net realized gain
     Class C ...................................................................          (71)         --
     Class S ...................................................................         (417)         --
                                                                                     --------    --------

        Net decrease in net assets from distributions ..........................         (645)        (82)
                                                                                     --------    --------

Share Transactions
   Net increase (decrease) in net assets from share transactions ...............        5,467      20,866
                                                                                     --------    --------

Total net increase (decrease) in net assets ....................................       (2,667)      8,830

Net Assets
   Beginning of period .........................................................       42,765      33,935
                                                                                     --------    --------

   End of period ...............................................................     $ 40,098    $ 42,765
                                                                                     ========    ========

  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 9

Tax-Managed Global Equity Fund

Financial Highlights - Class C

For a Share Outstanding Throughout each Period.

                                                                     Fiscal Year ended October 31,
                                                                    --------------------------------
                                                                      2002        2001        2000*
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........................      $   7.29    $   9.73    $  10.00
                                                                    --------    --------    --------

Income From Operations
   Net investment income (loss) (a)(b) .......................          (.05)       (.06)       (.06)
   Net realized and unrealized gain (loss) ...................         (1.03)      (2.38)       (.19)
                                                                    --------    --------    --------

     Total income (loss) from operations .....................         (1.08)      (2.44)       (.25)
                                                                    --------    --------    --------

Distributions
   From net investment income ................................            --          --        (.02)
   From net realized gain ....................................          (.06)         --          --
                                                                    --------    --------    --------

     Total distributions .....................................          (.06)         --        (.02)
                                                                    --------    --------    --------

Net Asset Value, End of Period ...............................      $   6.15    $   7.29    $   9.73
                                                                    ========    ========    ========

Total Return (%)(c) ..........................................        (14.94)     (25.08)      (2.55)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..................        10,130       8,104       7,133

   Ratios to average net assets (%):
     Operating expenses, net (d) .............................          1.00        1.00        1.00
     Operating expenses, gross (d) ...........................          1.20        1.20        1.20
     Net investment income (loss) (c) ........................          (.68)       (.73)       (.68)

   Portfolio turnover rate (%) ...............................         52.55       30.55       44.04

* For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

10 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Financial Highlights - Class S

For a Share Outstanding Throughout each Period.

                                                                   Fiscal Year ended October 31,
                                                                   -----------------------------
                                                                     2002      2001      2000*
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........................     $  7.38   $   9.77   $  10.00
                                                                   -------   --------   --------
Income From Operations
   Net investment income (loss) (a)(b) .......................         .03        .02        .01
   Net realized and unrealized gain (loss) ...................       (1.06)     (2.39)      (.22)
                                                                   -------   --------   --------
     Total income (loss) from operations .....................       (1.03)     (2.37)      (.21)
                                                                   -------   --------   --------
Distributions
   From net investment income ................................        (.02)      (.02)      (.02)
   From net realized gain ....................................        (.06)        --         --
                                                                   -------   --------   --------
     Total distributions .....................................        (.08)      (.02)      (.02)
                                                                   -------   --------   --------
Net Asset Value, End of Period ...............................     $  6.27   $   7.38   $   9.77
                                                                   =======   ========   ========

Total Return (%)(c) ..........................................      (14.10)    (24.27)     (2.12)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..................      29,968     34,661     26,802

   Ratios to average net assets (%):
     Operating expenses, net (d) .............................         .00        .00        .00
     Operating expenses, gross (d) ...........................         .20        .20        .20
     Net investment income (c) ...............................         .39        .29        .06

   Portfolio turnover rate (%) ...............................       52.55      30.55      44.04

 *   For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                               Tax-Managed Global Equity Fund 11

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Notes to Financial Statements--October 31, 2002

1. Organization

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                    Asset Allocation
               Asset Class/Underlying Funds              Ranges
          -----------------------------------------------------------
          Equities
            US Equities

              Tax-Managed Large Cap                       50%
              Tax-Managed Mid & Small Cap                 15
              Quantitative Equity                         10
            International Equities
              International Securities                    20
              Emerging Markets                             5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities.

   Tax-Managed Mid & Small Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   Quantitative Equity Fund

   To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000 Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   International Securities Fund

   To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   Emerging Markets Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

12 Notes to Financial Statements

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Notes to Financial Statements, continued--October 31, 2002

2. Significant Accounting Policies

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. EST, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

3. Investment Transactions

   Securities

   During the year ended October 31, 2002, purchases and sales of the Underlying Funds (excluding the Frank Russell Company Money Market Fund) were as follows:

                                      Purchases            Sales
   -----------------------------------------------------------------
   Tax-Managed Global Equity        $ 31,586,967      $   26,158,924

                                                Notes to Financial Statements 13

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Notes to Financial Statements, continued--October 31, 2002

4. Related Parties

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2002, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the year ended October 31, 2002, the Advisor contractually agreed to waive the advisory fee. The administrative fee was charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Fund has a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued shareholder servicing and distribution fees payable to affiliates as of October 31, 2002 were $7,706.

   Board of Trustees

   The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. Federal Income Taxes

   At October 31, 2002, the following Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration date is as follows:

                                  10/31/10
   ----------------------------------------
   Tax-Managed Global Equity    $ 3,326,050

14 Notes to Financial Statements

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Notes to Financial Statements, continued--October 31, 2002

   At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                       Tax-Managed
                                                      Global Equity
                                                          Fund
-------------------------------------------------------------------
   Cost of Investments                               $   58,430,951
                                                     ==============
   Unrealized Appreciation                                       --
   Unrealized Depreciation                              (17,679,472)
                                                     --------------
   Net Unrealized Appreciation (Depreciation)        $  (17,679,472)
                                                     ==============
   Undistributed Ordinary Income                     $           --
   Undistributed Long-Term Capital Gains
      (Capital Loss Carryforward)                    $   (3,326,050)
   Tax Composition of Distributions:

   Ordinary Income                                   $      157,340
   Long-Term Capital Gains                           $      487,889
   Tax Return of Capital                             $           --

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   The following reclassifications have been made to reflect activity for the year ended October 31, 2002:

                                     Undistributed Net       Accumulated Net        Additional
                                     Investment Income      Realized Gain(Loss)   Paid-in Capital
                                    --------------------------------------------------------------
   Tax-Managed Global Equity           $ 57,298               $ 37,276              $ (94,575)

6  Fund Share Transactions
   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                                        Shares                   Dollars (000)

   Tax-Managed Global Equity                                      2002          2001            2002      2001
      Class C
      Proceeds from shares sold                                1,112,606       621,061      $   7,611   $  5,367
      Proceeds from reinvestment of distributions                  8,882         4,228             69         39
      Payments for shares redeemed                              (585,185)     (246,918)        (4,057)    (2,076)
                                                             -----------   -----------      ---------   --------
      Net increase (decrease)                                    536,303       378,371          3,623      3,330
                                                             -----------   -----------      ---------   --------
      Class S
      Proceeds from shares sold                                4,356,656     3,229,542         32,961     27,988
      Proceeds from reinvestment of distributions                 70,843         8,483            559         78
      Payments for shares redeemed                            (4,347,874)   (1,284,364)       (31,676)   (10,530)
                                                             -----------   -----------      ---------   --------
      Net increase (decrease)                                     79,625     1,953,661          1,844     17,536
                                                             -----------   -----------      ---------   --------
      Total increase (decrease)                                  615,928     2,332,032      $   5,467   $ 20,866
                                                             ===========   ===========      =========   ========

                                                Notes to Financial Statements 15

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Notes to Financial Statements, continued--October 31, 2002

 7. Line of Credit

    Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 26, 2002. The Fund did not have any drawdowns during the year ended October 31, 2002.

 8. Beneficial Interest

    As of October 31, 2002, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                                             %
    ---------------------------------------------
        Tax-Managed Global Equity           19.7

16 Notes to Financial Statements

Report of Independent Accountants




To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Frank Russell Investment Company Tax-Managed Global Equity Fund (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Seattle, Washington
December 16, 2002

                                            Report of Independent Accountants 17

Frank Russell Investment Company
Tax-Managed Global Equity Funds

Tax Information--October 31, 2002 (Unaudited)


     Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $487,889 as long-term capital gain dividends for the taxable year ended October 31, 2002.

     Please consult a tax advisor for any questions about federal or state income tax laws.

18 Tax Information

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)


The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             No. of
                                                                                                           Portfolios
                                                                                                           in Russell
                              Position(s) Held                                                                Fund        Other
          Name,                with Fund and             Term            Principal Occupations              Complex    Directorships
          Age,                   Length of                of                    During the                  Overseen       Held
        Address                 Time Served             Office                 Past 5 Years                by Trustee   by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------------
  *George F. Russell, Jr.,  Trustee Emeritus and     Appointed until  . Currently, Chairman Emeritus, FRC      36       None
   Born July 3, 1932        Chairman                 successor is     . Currently, Chairman Emeritus, FRIC
                                                     duly elected       and RIF
   909 A Street             Emeritus since 1999      and  qualified   . From 1984 to December 1998,
   Tacoma, Washington                                                   Chairman of the Board of FRIC
   98402-1616                                                           and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  *Lynn L. Anderson,        Trustee since 1987       Appointed until  . Vice Chairman, FRC;                    36       . Trustee,
   Born April 22, 1939                               successor is     . Chairman of the Board,                            The SSgA
                                                     duly elected and   Trustee, FRIC and RIF;                             Funds
   909 A Street                                      qualified        . CEO and Chairman of the Board,                   (investment
   Tacoma, Washington                                                   Russell Fund Distributors, Inc.                   company);
   98402-1616               Chairman of the Board                       and FRIMCo;
                            since 1999               Until successor  . Trustee, President and Chairman
                                                     is chosen and      of the Board, SSgA Funds
                                                     qualified by       (investment company) Trustee
                                                     trustees           and Chairman of the Board,
                                                                        Frank Russell Trust Company
                                                                      . Until October 2002, President and
                                                                        CEO, FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  *Michael J.A. Phillips,   Trustee since            Appointed until  . Chairman of the Board, President       36       None
   Born January 20, 1948    January 2, 2002          successor is       and CEO, FRC
                                                     duly elected and . Trustee, FRIC and RIF
   909 A Street                                      qualified
   Tacoma, Washington
   98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,          Trustee since 1984       Appointed until   . 1996 to present, President,            36       None
Born October 15, 1931                               successor is        Anderson Management Group LLC
                                                    duly elected and    (private investments consulting)
909 A Street                                        qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,         Trustee since 1985       Appointed until   . Retired since 1997                     36       None
Born December 1, 1919                               successor is      . Until 1997, President, Paul Anton
                                                    duly elected and    and Associates (Marketing
909 A Street                                        qualified           Consultant on emerging
Tacoma, Washington                                                      international markets for small
98402-1616                                                              corporations)
------------------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                               Disclosure of Information about Fund Directors 19

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             No. of
                                                                                                           Portfolios
                                                                                                           in Russell
                              Position(s) Held                                                                Fund        Other
          Name,                with Fund and             Term            Principal Occupations              Complex    Directorships
          Age,                   Length of                of                    During the                  Overseen       Held
        Address                 Time Served             Office                 Past 5 Years                by Trustee   by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee since 1984      Appointed until   . Retired since 1986                     36      None
Born June 8, 1925                                   successor is
                                                    duly elected and
909 A Street                                        qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,           Trustee since 2000      Appointed until   . President, Kristianne Gates Blake,     36      . Trustee,
Born January 22, 1954                               successor is        P.S. (accounting services)                       WM Group
                                                    duly elected and                                                     of Funds
909 A Street                                        qualified                                                            (investment
Tacoma, Washington                                                                                                       company);
98402-1616                                                                                                             . Director,
                                                                                                                         Avista
                                                                                                                         Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984      Appointed until   . Retired since 1995                     36      None
Born October 6, 1930                                successor is
                                                    duly elected and
909 A Street                                        qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984      Appointed until   . Retired since 1981                     36      None
Born May 5, 1926                                    successor is
                                                    duly elected and
909 A Street                                        qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000      Appointed until   . Currently, President, Simpson          36      None
Born December 21, 1955                              successor is        Investment Company and several
                                                    duly elected and    additional subsidiary companies,
909 A Street                                        qualified           including Simpson Timber Company,
Tacoma, Washington                                                      Simpson Paper Company and
98402-1616                                                              Simpson Tacoma Kraft Company
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston             Trustee since 2002      Appointed until   . Retired since 2000                     36      None
Born October 2, 1943                                successor is        1997 to 2000, Arbitrator,
                                                    duly elected and    The American Arbitration
909 A Street                                        qualified           Association Commercial Panel
Tacoma, Washington                                                      1995 to 1999, Hearing Officer,
98402-1616                                                              University of Washington
                                                                        1987 to 1997, Consulting Attorney
------------------------------------------------------------------------------------------------------------------------------------

20 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                               Position(s) Held
     Name,                       with Fund and              Term                          Principal Occupation(s)
      Age,                        Length of                  of                                 During the
    Address                      Time Served               Office                              Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,             Treasurer and Chief     Until successor     . Treasurer and Chief Accounting Officer, FRIC and RIF 1996
Born November 26, 1963       Accounting Officer      is chosen and         to present,
                             since 1998              qualified by        . Director, Funds Administration, FRIMCo and Frank Russell
                                                     Trustees              Trust Company
                                                                         . Treasurer, SSgA Funds (investment company);
909 A Street                                                             . Manager, Funds Accounting and Taxes, Russell Fund
Tacoma, Washington                                                         Distributors, Inc.
98402-1616                                                               . April 1996 to August 1998, Assistant Treasurer, FRIC and
                                                                           RIF; November 1995 to July 1998, Assistant Secretary,
                                                                           SSgA Funds; February 1997 to July 1998, Manager, Funds
                                                                           Accounting and Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,            Director of             Until removed by     . Director of Investments, FRIC and RIF
Born October 3, 1953        Investments             Trustees             . Chief Investment Officer, Frank Russell Trust Company
                            since 1991                                   . Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,                Secretary and           Until removed by     . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941        General Counsel         Trustees             . Frank Russell Trust Company and Russell Fund
                            since 1994                                     Distributors, Inc.
                                                                         . Director, Secretary and General Counsel, Frank Russell
                                                                           Capital Inc.
909 A Street                                                             . Director and Secretary, Russell 20-20 Association
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson            Director of             Until removed by     . Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960          Short-Term              Trustees               FRIMCo and Frank Russell Trust Company
                            Investment Funds                             . From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                since 2001                                     FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

                               Disclosure of Information about Fund Directors 21

Frank Russell Investment Company
Tax-Managed Global Equity Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

    1. Election of Trustees.
    Vote:
    ----
                                                                For                                        Withheld
                                                         -----------------                            -----------------
    Kristianne Blake                                     2,411,474,404.404                                8,451,167.148
    Raymond P. Tennison, Jr.                             2,411,476,320.327                                8,449,251.225

    4.a To amend the fundamental investment restriction regarding borrowing.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  938,301.174           55,668.593              59,047.000

    4.b To amend the fundamental investment restriction regarding underwriting.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  956,304.174           45,313.593              51,399.000

    4.c To amend the fundamental investment restriction regarding lending.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  955,283.174           46,334.593              51,399.000

    4.d To amend the fundamental investment restriction regarding investing in commodities.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  944,653.767           56,964.000              51,399.000

    4.e To amend the fundamental investment restriction regarding issuing senior securities.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  959,657.159           51,284.608              42,075.000

    4.f To amend the fundamental investment restriction regarding industry concentration.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  971,843.159           39,098.608              42,075.000

    5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
    Vote:
    ----
                                                                For                Against                 Abstain
                                                         -----------------    -----------------       -----------------
    Tax-Managed Global Equity                                  971,665.174           33,127.593              48,224.000

22 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Tax-Managed Global Equity Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)


     5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           943,259.174    67,682.593   42,075.000

     5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           966,001.767    44,940.000   42,075.000

     5.d To eliminate the fundamental investment restriction regarding investments in options.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           950,155.174    51,462.593   51,399.000

     5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           955,656.767    55,285.000   42,075.000

     5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           949,507.767    61,434.000   42,075.000

     5.g To eliminate the fundamental investment restrictions regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
     Vote:

                                             For        Against       Abstain
                                         -----------  ------------  -----------
     Tax-Managed Global Equity           964,573.566    46,368.201   42,075.000

                                  Matter Submitted to a Vote of Shareholders  23

Tax-Managed Global Equity Fund

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate
    General Counsel
  Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Independent Accountants
  PricewaterhouseCoopers LLP
  1420 5th Avenue
  Suite 1900
  Seattle, WA 98101

Money Managers of Underlying Funds

Quantitative Equity Fund
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Large Cap Fund
  J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Mid & Small Cap Fund
  Geewax, Terker & Company, Chadds Ford, PA

Emerging Markets Fund
  Alliance Capital Management L.P., through its Bernstein
   Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited,
   London, England
  Genesis Asset Managers Limited, London, England
  Schroder Investment Management North America Ltd.,
   New York, NY
  T. Rowe Price International, Inc., Baltimore, MD

International Securities Fund
  Alliance Capital Management L.P., through its Bernstein
   Investment Research and Management Unit, New York, NY
  AQR Capital Management, LLC, New York, NY
  Capital International, Inc., Los Angeles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

24  Manager, Money Managers and Service Providers

[LOGO] Russell

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com